DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.2%
449,012	Commonbond Student Loan Trust, Series 2017-BGS-B	3.26	% (a)	09/25/2042	397,502
420,185	Diamond Resorts Owner Trust, Series 2021-1A-A	1.51	% (a)	11/21/2033	383,962
532,791	National Collegiate Student Loan Trust, Series 2006-1-A5 (1 Month LIBOR USD + 0.35%)	5.50%		03/25/2033	499,310
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	469,516

Total Asset Backed Obligations (Cost $1,834,768)					1,750,290

Collateralized Loan Obligations - 16.2%
500,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.40	% (a)	07/20/2032	494,279
1,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.47	% (a)	01/20/2035	980,081
500,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	6.45	% (a)	07/17/2034	488,152
500,000	CFIP Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.47	% (a)	01/20/2035	496,466
1,000,000	Generate Ltd., Series 6A-A1R (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.47	% (a)	01/22/2035	980,382
500,000	Highbridge Loan Management Ltd., Series 3A-2014-CR (3 Month LIBOR USD + 3.60%)	8.86	% (a)	07/18/2029	469,308
500,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	7.11	% (a)	04/21/2035	484,585
442,800	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	6.25	% (a)	07/20/2030	439,715
500,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	07/15/2034	493,538
500,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	6.38	% (a)	04/15/2036	496,008
500,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	07/15/2031	495,389
500,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.43	% (a)	07/15/2034	490,641
1,000,000	Sound Point Ltd., Series 2020-1A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.42	% (a)	07/20/2034	981,066
467,176	Venture Ltd., Series 2017-29A-AR (3 Month LIBOR USD + 0.99%, 0.99% Floor)	6.31	% (a)	09/07/2030	461,968
500,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.48	% (a)	07/15/2034	488,625

Total Collateralized Loan Obligations (Cost $8,902,763)					8,740,203

Foreign Corporate Bonds - 4.9%
183,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	143,962
90,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	89,646
200,000	Bank Hapoalim B.M.	3.26	% (a)(b)	01/21/2032	171,946
200,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	179,228
90,000	Bank of Montreal	5.80	% (c)	03/08/2024	90,047
95,000	Bank of Nova Scotia	4.75%		02/02/2026	93,544
200,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	204,188
90,000	Canadian Pacific Railway Company	1.35%		12/02/2024	84,594
104,300	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	94,136
15,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	14,573
65,000	Glencore Funding LLC	1.63	% (a)	09/01/2025	59,700
200,000	Inkia Energy Ltd.	5.88%		11/09/2027	190,799
200,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	182,243
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	157,337
200,000	Minejesa Capital B.V.	4.63%		08/10/2030	180,042
200,000	Multibank, Inc.	7.75	% (a)	02/03/2028	202,517
100,000	NXP B.V.	4.40%		06/01/2027	96,729
85,000	Royal Bank of Canada	3.38%		04/14/2025	81,862
200,000	Sasol Financing USA LLC	4.38%		09/18/2026	177,261
90,000	Toronto-Dominion Bank	0.70%		09/10/2024	84,878
85,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	84,611

Total Foreign Corporate Bonds (Cost $2,750,171)					2,663,843

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.6%
200,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	168,500
133,586	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	93,481
50,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	52,014

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $324,649)					313,995

Non-Agency Commercial Mortgage Backed Obligations - 11.9%
150,000	ACREC LLC, Series 2023-FL2-A (Secured Overnight Financing Rate 1 Month + 2.23%, 2.23% Floor)	7.32	% (a)	02/19/2038	148,797
1,634,117	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.23	% (a)(b)(d)	06/15/2054	102,443
130,000	Arbor Realty Ltd., Series 2021-FL1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	8.17	% (a)	12/15/2035	124,180
231,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	7.87	% (a)	09/14/2036	209,524
93,404	AREIT Trust, Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.32	% (a)	01/20/2037	91,354
2,751,557	BANK, Series 2021-BN36-XA	1.01	% (b)(d)	09/15/2064	121,533
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.28	% (a)(b)(d)	11/05/2036	8,710
100,000	BDS Ltd., Series 2021-FL10-A (1 Month LIBOR USD + 1.35%, 1.35% Floor)	6.51	% (a)	12/16/2036	98,381
4,843,192	Benchmark Mortgage Trust, Series 2018-B2-XA	0.60	% (b)(d)	02/15/2051	71,615
2,271,000	Benchmark Mortgage Trust, Series 2021-B26-XB	0.64	% (a)(b)(d)	06/15/2054	88,018
1,801,188	Benchmark Mortgage Trust, Series 2021-B28-XA	1.39	% (b)(d)	08/15/2054	125,777
100,000	BRSP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.26% Floor)	6.36	% (a)	08/19/2038	97,380
100,000	BSPRT Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	6.57	% (a)	02/15/2037	98,214
181,000	BSREP Commercial Mortgage Trust, Series 2021-DC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	7.09	% (a)	08/15/2038	154,008
101,377	BX Commercial Mortgage Trust, Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.19	% (a)	10/15/2037	100,189
100,000	BX Trust, Series 2021-VIEW-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	8.09	% (a)	06/15/2036	91,931
250,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.37	% (b)	11/13/2050	200,220
100,000	CHCP Ltd., Series 2021-FL1-C (Secured Overnight Financing Rate 1 Month + 2.21%, 2.10% Floor)	7.32	% (a)	02/15/2038	95,512
2,527,923	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.26	% (b)(d)	03/11/2047	6,922
2,695,790	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.99	% (b)(d)	05/10/2049	108,816
102,000	COMM Mortgage Trust, Series 2014-UBS5-A3	3.57%		09/10/2047	99,456
5,972,068	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	1.05	% (b)(d)	10/10/2048	96,593
186,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	% (b)	02/10/2048	160,056
5,899,257	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XD	1.22	% (a)(b)(d)	07/10/2048	110,744
179,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.47	% (b)	11/15/2049	158,009
164,000	CSMC Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	138,805
165,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (b)	05/10/2049	143,054
170,000	DBJPM Mortgage Trust, Series 2016-C3-B	3.26%		08/10/2049	136,653
115,649	Extended Stay America Trust, Series 2021-ESH-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	6.27	% (a)	07/15/2038	113,502
98,342	FS Rialto, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.44	% (a)	05/16/2038	96,137
100,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.13%, 1.02% Floor)	6.28	% (a)	07/15/2039	97,988
186,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.35	% (a)(b)	02/10/2037	157,418
4,255,295	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.69	% (b)(d)	11/10/2049	64,645
2,400,000	Helios Issuer LLC, Series 2021-PF1-XD	1.22	% (a)(b)(d)	11/15/2054	165,070
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.44	% (b)	02/15/2048	166,983
99,413	KKR Industrial Portfolio Trust, Series 2021-KDIP-A (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor)	5.81	% (a)	12/15/2037	97,744
125,000	LCCM Trust, Series 2021-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.91%, 1.91% Floor)	7.06	% (a)	11/15/2038	121,616
125,000	LCCM Trust, Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 2.31%, 2.31% Floor)	7.46	% (a)	11/15/2038	119,575
100,000	LoanCore Issuer Ltd., Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.49	% (a)	07/15/2036	98,174
100,000	LoanCore Issuer Ltd., Series 2021-CRE6-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.49	% (a)	11/15/2038	96,520
119,427	Med Trust, Series 2021-MDLN-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	6.14	% (a)	11/15/2038	115,941
150,000	MF1 Ltd., Series 2021-FL6-C (Secured Overnight Financing Rate 1 Month + 1.96%, 1.96% Floor)	7.07	% (a)	07/16/2036	144,311
100,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.35%, 1.35% Floor)	6.42	% (a)	02/19/2037	97,825
186,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(b)	02/10/2042	113,691
4,953,748	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-XE	1.01	% (a)(b)(d)	11/15/2052	155,384
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00	% (a)(b)(d)	11/15/2024	15
89,953	Ready Capital Mortgage Financing LLC, Series 2021-FL7-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.35	% (a)	11/25/2036	88,032
150,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	6.91	% (a)	04/15/2036	142,520
200,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	168,672
2,211,546	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.02	% (b)(d)	10/10/2048	84,048
18,169,000	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(d)	07/15/2041	277,642
5,378,000	UBS Commercial Mortgage Trust, Series 2017-C3-XB	0.55	% (b)(d)	08/15/2050	90,951
100,000	VMC Finance LLC, Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.90%, 1.90% Floor)	6.97	% (a)	02/18/2039	97,512
5,801,644	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.74	% (b)(d)	07/15/2058	55,235
3,545,064	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.08	% (b)(d)	12/15/2048	64,857
2,517,061	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-XA	1.11	% (b)(d)	01/15/2052	98,731
855,330	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.66	% (b)(d)	04/15/2054	69,590

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $8,355,142)					6,447,223

Non-Agency Residential Collateralized Mortgage Obligations - 11.9%
284,173	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(e)	01/25/2061	266,667
768,279	Chase Mortgage Finance Trust, Series 2006-A1-2A2	4.37	% (b)	09/25/2036	669,569
65,883	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2-1A2	4.05	% (b)	03/25/2036	62,084
506,582	COLT Mortgage Loan Trust, Series 2021-HX1-A1	1.11	% (a)(b)	10/25/2066	406,471
317,853	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	166,725
716,236	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	609,327
347,245	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6-A6 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	5.53%		02/25/2037	299,057
153,583	Lehman Mortgage Trust, Series 2007-6-2A1 (1 Month LIBOR USD + 0.42%, 0.42% Floor)	5.57%		05/25/2037	128,193
801,549	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	2.92	% (b)	10/25/2047	252,138
1,066,046	Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2-1A1 (1 Year CMT Rate + 2.40%, 2.40% Floor)	7.62%		08/25/2036	944,075
198,414	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	163,852
335,051	PRPM LLC, Series 2021-4-A1	1.87	% (a)(e)	04/25/2026	310,200
720,458	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		06/25/2037	496,365
500,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	473,032
377,066	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	302,030
249,645	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	236,538
490,840	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(b)	08/25/2051	389,362
314,107	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(e)	02/27/2051	285,224

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $7,479,244)					6,460,909

US Corporate Bonds - 6.7%
95,000	American Express Company (Secured Overnight Financing Rate + 1.00%)	4.99%		05/01/2026	93,867
95,000	Amgen, Inc.	5.51%		03/02/2026	94,842
90,000	Athene Global Funding	5.79	% (a)(c)	05/24/2024	89,144
85,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	83,333
90,000	Broadcom, Inc.	3.15%		11/15/2025	85,537
90,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	87,267
95,000	Caterpillar Financial Services Corporation	4.35%		05/15/2026	93,564
40,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	38,277
95,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	92,899
95,000	Constellation Brands, Inc.	5.00%		02/02/2026	94,682
100,000	Dollar Tree, Inc.	4.00%		05/15/2025	96,849
100,000	Elevance Health, Inc.	3.50%		08/15/2024	97,457
95,000	Energy Transfer LP	5.88%		01/15/2024	95,025
95,000	Entergy Louisiana LLC	0.95%		10/01/2024	89,597
95,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	95,361
85,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	83,746
85,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	81,707
85,000	HCA, Inc.	5.00%		03/15/2024	84,478
100,000	Hyundai Capital America	1.00	% (a)	09/17/2024	94,089
95,000	John Deere Capital Corporation	4.75%		01/20/2028	94,990
90,000	JPMorgan Chase & Company	3.90%		07/15/2025	87,771
50,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	49,024
85,000	Marriott International, Inc.	3.60%		04/15/2024	83,591
55,000	Meta Platforms, Inc.	4.60%		05/15/2028	54,425
90,000	Microchip Technology, Inc.	0.97%		02/15/2024	87,214
85,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	5.52%		01/25/2024	84,927
95,000	Oracle Corporation	5.80%		11/10/2025	96,092
20,000	Pacific Gas and Electric Company	3.25%		02/16/2024	19,636
70,000	Pacific Gas and Electric Company	4.95%		06/08/2025	67,884
100,000	Parker-Hannifin Corporation	3.65%		06/15/2024	98,018
95,000	Penske Truck Leasing Company LP	4.40	% (a)	07/01/2027	89,743
95,000	Philip Morris International, Inc.	4.88%		02/13/2026	94,358
45,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	44,753
95,000	Raytheon Technologies Corporation	5.00%		02/27/2026	94,920
85,000	Republic Services, Inc.	2.50%		08/15/2024	82,026
75,000	Royalty Pharma PLC	0.75%		09/02/2023	74,315
10,000	Royalty Pharma PLC	1.75%		09/02/2027	8,581
95,000	Southern California Edison Company	4.90%		06/01/2026	93,703
90,000	Truist Financial Corporation (Secured Overnight Financing Rate + 1.46%)	4.26%		07/28/2026	86,538
95,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	6.42%		05/15/2025	95,816
100,000	Warnermedia Holdings, Inc.	3.79%		03/15/2025	96,465
100,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	95,266
100,000	Welltower, Inc.	3.63%		03/15/2024	98,352
90,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	84,793

Total US Corporate Bonds (Cost $3,717,527)					3,634,922

US Government and Agency Mortgage Backed Obligations - 2.1%
47,885	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	6.97	% (a)	01/25/2051	45,959
1,188,533	Federal National Mortgage Association Pass-Thru, Pool FM7846	2.00%		07/01/2036	1,054,913

Total US Government and Agency Mortgage Backed Obligations (Cost $1,266,356)					1,100,872

US Government and Agency Obligations - 15.7%
640,000	United States Treasury Notes	4.25%		12/31/2024	631,150
320,000	United States Treasury Notes	4.13%		01/31/2025	315,025
400,000	United States Treasury Notes	3.88%		03/31/2025	392,172
1,110,000	United States Treasury Notes	3.88%		04/30/2025	1,088,494
1,690,000	United States Treasury Notes	4.25%		05/31/2025	1,668,842
320,000	United States Treasury Notes	4.63%		06/30/2025	318,488
2,000,000	United States Treasury Notes	3.13%		08/15/2025	1,932,070
560,000	United States Treasury Notes	3.88%		01/15/2026	549,631
970,000	United States Treasury Notes	3.63%		05/15/2026	946,470
680,000	United States Treasury Notes	4.13%		06/15/2026	672,987

Total US Government and Agency Obligations (Cost $8,617,820)					8,515,329

Affiliated Mutual Funds - 5.6%
337,608	DoubleLine Floating Rate Fund (Class I)				3,024,971

Total Affiliated Mutual Funds (Cost $3,216,389)					3,024,971

Short Term Investments - 15.7%
867,184	First American Government Obligations Fund - Class U	5.03	% (f)		867,184
867,184	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (f)		867,184
867,184	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (f)		867,184
650,000	United States Treasury Bills	0.00%		07/25/2023	648,016
4,000,000	United States Treasury Bills	0.00	% (g)	10/05/2023	3,946,016
1,380,000	United States Treasury Bills	0.00%		05/16/2024	1,317,173

Total Short Term Investments (Cost $8,525,792)					8,512,757

Total Investments - 94.5% (Cost $54,990,621)					51,165,314
Other Assets in Excess of Liabilities - 5.5%					2,996,635

NET ASSETS - 100.0%					$54,161,949

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Interest only security

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Seven-day yield as of period end

(g)	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.2%
US Government and Agency Obligations	15.7%
Short Term Investments	15.7%
Non-Agency Residential Collateralized Mortgage Obligations	11.9%
Non-Agency Commercial Mortgage Backed Obligations	11.9%
US Corporate Bonds	6.7%
Affiliated Mutual Funds	5.6%
Foreign Corporate Bonds	4.9%
Asset Backed Obligations	3.2%
US Government and Agency Mortgage Backed Obligations	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Other Assets and Liabilities	5.5%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.2%
US Government and Agency Obligations	15.7%
Short Term Investments	15.7%
Non-Agency Residential Collateralized Mortgage Obligations	11.9%
Non-Agency Commercial Mortgage Backed Obligations	11.9%
Affiliated Mutual Funds	5.6%
Banking	3.4%
Asset Backed Obligations	3.2%
US Government and Agency Mortgage Backed Obligations	2.1%
Utilities	1.7%
Transportation	0.7%
Technology	0.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Telecommunications	0.5%
Healthcare	0.4%
Chemical Products	0.4%
Construction	0.3%
Automotive	0.3%
Pharmaceuticals	0.3%
Chemicals/Plastics	0.3%
Media	0.3%
Energy	0.2%
Real Estate	0.2%
Diversified Manufacturing	0.2%
Retailers (other than Food/Drug)	0.2%
Commercial Services	0.2%
Aerospace & Defense	0.2%
Food Products	0.2%
Beverage and Tobacco	0.2%
Finance	0.2%
Insurance	0.2%
Hotels/Motels/Inns and Casinos	0.1%
Environmental Control	0.1%
Mining	0.1%
Other Assets and Liabilities	5.5%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	04/17/2024	14,000,000	EUR	$707,649	$—	$707,649
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	09/07/2023	13,000,000	EUR	587,754	—	587,754
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	12/13/2023	15,000,000	EUR	568,391	—	568,391
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	07/13/2023	2,100,000	EUR	26,897	—	26,897
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	05/16/2024	4,100,000	EUR	(54,657)	—	(54,657)

								$1,836,034	$—	$1,836,034

(1)

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2023, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/04/2024	Goldman Sachs	17,772,544	USD	$17,772,544	16,300,000	EUR	$18,088,623	$316,079
02/07/2024	Barclays Capital, Inc.	10,638,150	USD	10,638,150	9,800,000	EUR	10,818,427	180,277
10/04/2023	JP Morgan Securities LLC	10,042,198	USD	10,042,198	9,300,000	EUR	10,198,181	155,983
10/04/2023	Goldman Sachs	7,656,440	USD	7,656,440	7,100,000	EUR	7,785,708	129,268
02/07/2024	Goldman Sachs	7,273,319	USD	7,273,319	6,700,000	EUR	7,396,271	122,952
02/07/2024	JP Morgan Securities LLC	1,654,845	USD	1,654,845	1,500,000	EUR	1,655,882	1,037
10/04/2023	JP Morgan Securities LLC	500,000	EUR	548,289	548,778	USD	548,778	489
02/07/2024	Goldman Sachs	1,000,000	EUR	1,103,921	1,090,731	USD	1,090,731	(13,190)
06/04/2024	Goldman Sachs	1,000,000	EUR	1,109,731	1,087,158	USD	1,087,158	(22,573)

								$870,322

EUR	Euro

USD	US Dollar

AFFILIATED MUTUAL FUNDS

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended June 30, 2023	Change in Unrealized for the Period Ended June 30, 2023	Value at June 30, 2023	Shares Held at June 30, 2023	Dividend Income Earned for the Period Ended June 30, 2023
DoubleLine Floating Rate Fund (Class I)	$3,931,367	$—	$(900,000)	$(71,591)	$65,195	$3,024,971	337,608	$70,598

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.